Business Combinations - Completed During 2019 (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Mar. 01, 2019	Nov. 22, 2018	Sep. 10, 2018	Aug. 08, 2018	Jul. 25, 2018
Total consideration
Cash paid	$ 11,220,000
Common shares issued	3,036,810,000
Share purchase warrants issued	19,565,000
Replacement share-based awards	83,037,000
Contingent consideration	24,778,000
Loan settlement	6,043,000
Total consideration paid	3,181,453,000
Net identifiable assets acquired (liabilities assumed)
Cash	131,476,000
Net accounts receivables acquired	18,237,000
Income taxes receivable	8,078,000
Marketable securities	471,000
Biological assets	8,888,000
Inventories	38,689,000
Prepaid expenses and deposits	6,822,000
Property, plant and equipment	167,051,000
Other assets	1,063,000
Deferred tax asset	81,000
Identifiable assets acquired	876,088,000
Accounts payable and accruals	(22,228,000)
Income taxes payable	(7,000)
Deferred revenue	(71,000)
Loans and borrowings	(6,301,000)
Asset retirement obligation	(217,000)
Deferred tax liability	(78,551,000)
Provisions	(4,200,000)
Identifiable assets acquired (liabilities assumed)	764,513,000
Purchase price allocation
Identifiable assets acquired (liabilities assumed)	764,513,000
Goodwill	2,416,940,000
Net cash outflows
Cash consideration paid	(11,220,000)
Cash acquired	131,476,000
Cash acquired, net of cash consideration paid	120,256,000
Acquisition costs expensed
Acquisition costs	15,524,000
Net accounts receivables acquired
Gross contractual receivables acquired	20,616,000
Expected uncollectible receivables	(2,379,000)
Net accounts receivables acquired	18,237,000
Goodwill arising from acquisitions expected to be deductible for tax purposes	0
Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets	69,400,000
Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets	265,002,000
Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets	78,200,000
Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets	130,000
Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets	82,500,000
MedReleaf
Total consideration
Cash paid						$ 0
Common shares issued						2,568,634,000
Share purchase warrants issued						0
Replacement share-based awards						75,373,000
Contingent consideration						0
Loan settlement						0
Total consideration paid						2,644,007,000
Net identifiable assets acquired (liabilities assumed)
Cash						113,713,000
Net accounts receivables acquired						11,891,000
Income taxes receivable						8,078,000
Marketable securities						0
Biological assets						7,154,000
Inventories						32,626,000
Prepaid expenses and deposits						6,344,000
Property, plant and equipment						119,324,000
Other assets						581,000
Intangible assets						284,987,000
Deferred tax asset						0
Identifiable assets acquired						584,698,000
Accounts payable and accruals						(16,919,000)
Income taxes payable						0
Deferred revenue						0
Loans and borrowings						0
Asset retirement obligation						(217,000)
Deferred tax liability						(59,985,000)
Provisions						(4,200,000)
Identifiable assets acquired (liabilities assumed)						503,377,000
Purchase price allocation
Identifiable assets acquired (liabilities assumed)						503,377,000
Goodwill						2,140,630,000
Net cash outflows
Cash consideration paid						0
Cash acquired						113,713,000
Cash acquired, net of cash consideration paid						113,713,000
Acquisition costs expensed
Acquisition costs	10,097,000
Net accounts receivables acquired
Gross contractual receivables acquired						14,262,000
Expected uncollectible receivables						(2,371,000)
Net accounts receivables acquired						11,891,000
MedReleaf | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets						62,800,000
MedReleaf | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets						89,757,000
MedReleaf | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets						62,100,000
MedReleaf | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets						130,000
MedReleaf | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets						$ 70,200,000
Anandia
Total consideration
Cash paid					$ 0
Common shares issued					78,588,000
Share purchase warrants issued					19,565,000
Replacement share-based awards					0
Contingent consideration					0
Loan settlement					0
Total consideration paid					98,153,000
Net identifiable assets acquired (liabilities assumed)
Cash					12,127,000
Net accounts receivables acquired					783,000
Income taxes receivable					0
Marketable securities					0
Biological assets					0
Inventories					33,000
Prepaid expenses and deposits					310,000
Property, plant and equipment					4,665,000
Other assets					0
Intangible assets					29,700,000
Deferred tax asset					0
Identifiable assets acquired					47,618,000
Accounts payable and accruals					(518,000)
Income taxes payable					0
Deferred revenue					(65,000)
Loans and borrowings					(298,000)
Asset retirement obligation					0
Deferred tax liability					(7,055,000)
Provisions					0
Identifiable assets acquired (liabilities assumed)					39,682,000
Purchase price allocation
Identifiable assets acquired (liabilities assumed)					39,682,000
Goodwill					58,471,000
Net cash outflows
Cash consideration paid					0
Cash acquired					12,127,000
Cash acquired, net of cash consideration paid					12,127,000
Acquisition costs expensed
Acquisition costs	360,000
Net accounts receivables acquired
Gross contractual receivables acquired					791,000
Expected uncollectible receivables					(8,000)
Net accounts receivables acquired					783,000
Anandia | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets					4,700,000
Anandia | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets					11,000,000
Anandia | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets					1,700,000
Anandia | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets					0
Anandia | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets					$ 12,300,000
Aurora Hemp Europe
Total consideration
Cash paid				$ 8,302,000
Common shares issued				1,411,000
Share purchase warrants issued				0
Replacement share-based awards				0
Contingent consideration				0
Loan settlement				3,176,000
Total consideration paid				12,889,000
Net identifiable assets acquired (liabilities assumed)
Cash				41,000
Net accounts receivables acquired				2,099,000
Income taxes receivable				0
Marketable securities				0
Biological assets				0
Inventories				2,226,000
Prepaid expenses and deposits				168,000
Property, plant and equipment				2,435,000
Other assets				0
Deferred tax asset				81,000
Identifiable assets acquired				7,050,000
Accounts payable and accruals				(1,683,000)
Income taxes payable				(7,000)
Deferred revenue				(6,000)
Loans and borrowings				0
Asset retirement obligation				0
Deferred tax liability				0
Provisions				0
Identifiable assets acquired (liabilities assumed)				5,354,000
Purchase price allocation
Identifiable assets acquired (liabilities assumed)				5,354,000
Goodwill				7,535,000
Net cash outflows
Cash consideration paid				(8,302,000)
Cash acquired				41,000
Cash acquired, net of cash consideration paid				(8,261,000)
Acquisition costs expensed
Acquisition costs	2,552,000
Net accounts receivables acquired
Gross contractual receivables acquired				2,099,000
Expected uncollectible receivables				0
Net accounts receivables acquired				2,099,000
Aurora Hemp Europe | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets				0
Aurora Hemp Europe | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets				0
Aurora Hemp Europe | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets				0
Aurora Hemp Europe | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets				0
Aurora Hemp Europe | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets				$ 0
ICC
Total consideration
Cash paid			$ 0
Common shares issued			255,237,000
Share purchase warrants issued			0
Replacement share-based awards			7,664,000
Contingent consideration			0
Loan settlement			0
Total consideration paid			262,901,000
Net identifiable assets acquired (liabilities assumed)
Cash			5,155,000
Net accounts receivables acquired			3,005,000
Income taxes receivable			0
Marketable securities			471,000
Biological assets			135,000
Inventories			762,000
Prepaid expenses and deposits			0
Property, plant and equipment			12,712,000
Other assets			0
Intangible assets			149,745,000
Deferred tax asset			0
Identifiable assets acquired			171,985,000
Accounts payable and accruals			(1,963,000)
Income taxes payable			0
Deferred revenue			0
Loans and borrowings			0
Asset retirement obligation			0
Deferred tax liability			(2,617,000)
Provisions			0
Identifiable assets acquired (liabilities assumed)			167,405,000
Purchase price allocation
Identifiable assets acquired (liabilities assumed)			167,405,000
Goodwill			95,496,000
Net cash outflows
Cash consideration paid			0
Cash acquired			5,155,000
Cash acquired, net of cash consideration paid			5,155,000
Acquisition costs expensed
Acquisition costs	403,000
Net accounts receivables acquired
Gross contractual receivables acquired			3,005,000
Expected uncollectible receivables			0
Net accounts receivables acquired			3,005,000
ICC | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets			0
ICC | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets			149,745,000
ICC | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets			0
ICC | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets			0
ICC | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets			$ 0
Whistler
Total consideration
Cash paid		$ 0
Common shares issued		130,839,000
Share purchase warrants issued		0
Replacement share-based awards		0
Contingent consideration		24,395,000
Loan settlement		2,867,000
Total consideration paid		158,101,000
Net identifiable assets acquired (liabilities assumed)
Cash		438,000
Net accounts receivables acquired		371,000
Income taxes receivable		0
Marketable securities		0
Biological assets		1,599,000
Inventories		3,042,000
Prepaid expenses and deposits		0
Property, plant and equipment		27,735,000
Other assets		478,000
Intangible assets		30,800,000
Deferred tax asset		0
Identifiable assets acquired		64,463,000
Accounts payable and accruals		(1,045,000)
Income taxes payable		0
Deferred revenue		0
Loans and borrowings		(6,003,000)
Asset retirement obligation		0
Deferred tax liability		(8,894,000)
Provisions		0
Identifiable assets acquired (liabilities assumed)		48,521,000
Purchase price allocation
Identifiable assets acquired (liabilities assumed)		48,521,000
Goodwill		109,580,000
Net cash outflows
Cash consideration paid		0
Cash acquired		438,000
Cash acquired, net of cash consideration paid		438,000
Acquisition costs expensed
Acquisition costs	2,087,000
Net accounts receivables acquired
Gross contractual receivables acquired		371,000
Expected uncollectible receivables		0
Net accounts receivables acquired		371,000
Whistler | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets		1,900,000
Whistler | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets		14,500,000
Whistler | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets		14,400,000
Whistler | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets		0
Whistler | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets		$ 0
Immaterial transactions
Total consideration
Cash paid	2,918,000
Common shares issued	2,101,000
Share purchase warrants issued	0
Replacement share-based awards	0
Contingent consideration	383,000
Loan settlement	0
Total consideration paid	5,402,000
Net identifiable assets acquired (liabilities assumed)
Cash	2,000
Net accounts receivables acquired	88,000
Income taxes receivable	0
Marketable securities	0
Biological assets	0
Inventories	0
Prepaid expenses and deposits	0
Property, plant and equipment	180,000
Other assets	4,000
Deferred tax asset	0
Identifiable assets acquired	274,000
Accounts payable and accruals	(100,000)
Income taxes payable	0
Deferred revenue	0
Loans and borrowings	0
Asset retirement obligation	0
Deferred tax liability	0
Provisions	0
Identifiable assets acquired (liabilities assumed)	174,000
Purchase price allocation
Identifiable assets acquired (liabilities assumed)	174,000
Goodwill	5,228,000
Net cash outflows
Cash consideration paid	(2,918,000)
Cash acquired	2,000
Cash acquired, net of cash consideration paid	(2,916,000)
Acquisition costs expensed
Acquisition costs	25,000
Net accounts receivables acquired
Gross contractual receivables acquired	88,000
Expected uncollectible receivables	0
Net accounts receivables acquired	88,000
Goodwill arising from acquisitions expected to be deductible for tax purposes	0
Immaterial transactions | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets	0
Immaterial transactions | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets	0
Immaterial transactions | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets	0
Immaterial transactions | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets	0
Immaterial transactions | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets	$ 0